Commitments and Contingencies - Operating Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
2013	$ 5,087,000
2014	4,515,000
2015	3,751,000
2016	3,603,000
2017	3,222,000
Thereafter	5,073,000
Operating Leases, Rent Expense	$ 6,000,000	$ 3,700,000	$ 2,600,000